Hedging activities and derivatives - Additional Information (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability | ₨	₨ 1,070
Gain loss on hedge ineffectiveness, recognised in other comprehensive income | ₨	4,884	₨ 516	₨ 705
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Deferred tax liability on cash flow edges, recognised in other comprehensive income | ₨	₨ 144	₨ 1,675	₨ 181
Cash Flow Hedge Reserve | CCS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 360		$ 301
Cash Flow Hedge Reserve | COS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				1,206		119
Cash Flow Hedge Reserve | POS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				64		0
Cash Flow Hedge Reserve | Call Spread | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				299		299
Cash Flow Hedge Reserve | Foreign Currency Call Options | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				855		952
Cash Flow Hedge Reserve | Foreign Currency Forwards | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 1,016	€ 2	$ 574	€ 0
Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis	2.41%			2.41%	2.41%
Borrowings, interest rate basis	6 months LIBOR
Bottom of range [Member]
Disclosure of detailed information about hedges [line items]
Cash flow hedges, expiry date	Apr. 15, 2021
Bottom of range [Member] | Buyers Credit Suppliers Credit
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	2.27%			2.27%	2.27%
Bottom of range [Member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	3.44%			3.44%	3.44%
Bottom of range [Member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	6.06%			6.06%	6.06%
Bottom of range [Member] | Senior Secured Notes | INR
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	6.34%			6.34%	6.34%
Bottom of range [Member] | Senior Secured Notes | US [Member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	5.88%			5.88%	5.88%
Top of range [Member]
Disclosure of detailed information about hedges [line items]
Cash flow hedges, expiry date	Jan. 15, 2027
Top of range [Member] | Buyers Credit Suppliers Credit
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	2.51%			2.51%	2.51%
Top of range [Member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	10.19%			10.19%	10.19%
Top of range [Member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	10.74%			10.74%	10.74%
Top of range [Member] | Senior Secured Notes | INR
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	10.74%			10.74%	10.74%
Top of range [Member] | Senior Secured Notes | US [Member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate	6.67%			6.67%	6.67%